Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Application Software
Synopsys, Inc.*	53,584	$23,331,010	3.28%

Automobile Manufacturers
Tesla, Inc.*	122,405	32,041,957	4.50

Broadline Retail
Amazon.com, Inc.*	322,395	42,027,412	5.91

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	23,230,020	3.26

Financial Exchanges & Data
S&P Global, Inc.	51,518	20,653,051	2.90

Interactive Media & Services
Alphabet, Inc. - Cl. A*	237,440	28,421,568	3.99
Meta Platforms, Inc. - Cl. A*	175,738	50,433,291	7.09
		78,854,859	11.08
Managed Health Care
UnitedHealth Group, Inc.	62,439	30,010,681	4.22

Passenger Airlines
Delta Air Lines, Inc.*	453,776	21,572,511	3.03

Pharmaceuticals
Eli Lilly & Company	68,722	32,229,244	4.53

Restaurants
Chipotle Mexican Grill, Inc.*	15,132	32,367,348	4.55

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	44,480	32,236,880	4.53

Semiconductors
Advanced Micro Devices, Inc.*	199,634	22,740,309	3.20
NVIDIA Corp.	142,959	60,474,516	8.50
		83,214,825	11.70
Specialty Chemicals
The Sherwin-Williams Company	102,810	27,298,111	3.84

	Number of Shares	Value	Percent of Net Assets
Systems Software
Microsoft Corp.	243,678	$82,982,106	11.66%
ServiceNow, Inc.*	34,029	19,123,277	2.69
		102,105,383	14.35
Technology Hardware, Storage & Peripherals
Apple, Inc.	327,320	63,490,261	8.92

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	119,111	28,286,480	3.98

Wireless Telecommunication Services
T-Mobile US, Inc.*	166,793	23,167,548	3.26

TOTAL COMMON STOCKS
(Cost $384,686,687)		696,117,581	97.84

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.02%#	18,134,180	18,134,180	2.55

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,134,180)		18,134,180	2.55

TOTAL INVESTMENTS
(Cost $402,820,867)		714,251,761	100.39

Liabilities, Less Cash and Other Assets		(2,742,559)	(0.39)

NET ASSETS		$711,509,202	100.00%

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
HEICO Corp.	15,313	$2,709,482	0.90%

Application Software
Adobe, Inc.*	20,227	9,890,801	3.30
Synopsys, Inc.*	25,315	11,022,404	3.67
		20,913,205	6.97
Automobile Manufacturers
Tesla, Inc.*	45,029	11,787,241	3.93

Broadline Retail
Amazon.com, Inc.*	127,113	16,570,451	5.52

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	9,615,467	3.21

Diversified Support Services
Cintas Corp.	10,309	5,124,398	1.71

Electronic Components
Amphenol Corp. - Cl. A	74,774	6,352,051	2.12

Financial Exchanges & Data
MSCI, Inc.	9,234	4,333,424	1.45
S&P Global, Inc.	21,501	8,619,536	2.87
		12,952,960	4.32
Health Care Equipment
IDEXX Laboratories, Inc.*	15,977	8,024,129	2.67

Interactive Media & Services
Alphabet, Inc. - Cl. A*	107,961	12,922,932	4.31
Meta Platforms, Inc. - Cl. A*	61,641	17,689,734	5.89
		30,612,666	10.20
Life Sciences Tools & Services
Danaher Corp.	23,889	5,733,360	1.91
Mettler-Toledo International, Inc.*	3,306	4,336,282	1.45
		10,069,642	3.36
Managed Health Care
UnitedHealth Group, Inc.	20,024	9,624,335	3.21

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Netflix, Inc.*	9,152	$4,031,365	1.34%
Spotify Technology S.A.*	44,771	7,187,984	2.40
		11,219,349	3.74
Passenger Airlines
Delta Air Lines, Inc.*	126,984	6,036,819	2.01

Pharmaceuticals
Eli Lilly & Company	6,209	2,911,897	0.97
Zoetis, Inc.	16,285	2,804,440	0.94
		5,716,337	1.91
Restaurants
Chipotle Mexican Grill, Inc.*	5,191	11,103,549	3.70

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	9,999	7,246,775	2.41
KLA Corp.	8,643	4,192,028	1.40
		11,438,803	3.81
Semiconductors
Advanced Micro Devices, Inc.*	56,343	6,418,031	2.14
NVIDIA Corp.	58,769	24,860,462	8.29
		31,278,493	10.43
Soft Drinks & Non-alcoholic Beverages
Celsius Holdings, Inc.*	25,846	3,855,965	1.29

Specialty Chemicals
The Sherwin-Williams Company	11,597	3,079,235	1.03

Systems Software
Microsoft Corp.	72,379	24,647,945	8.21
ServiceNow, Inc.*	15,951	8,963,983	2.99
		33,611,928	11.20
Technology Hardware, Storage & Peripherals
Apple, Inc.	86,555	16,789,073	5.60

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	24,838	9,768,785	3.26
Visa, Inc. - Cl. A	16,751	3,978,028	1.32
		13,746,813	4.58
Wireless Telecommunication Services
T-Mobile US, Inc.*	18,471	2,565,622	0.85

TOTAL COMMON STOCKS
(Cost $184,402,912)		294,798,013	98.27

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.02%#	8,324,079	$8,324,079	2.78%

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,324,079)		8,324,079	2.78

TOTAL INVESTMENTS
(Cost $192,726,991)		303,122,092	101.05

Liabilities, Less Cash and Other Assets		(3,144,473)	(1.05)

NET ASSETS		$299,977,619	100.00%

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
HEICO Corp.	57,011	$10,087,526	3.97%

Application Software
Constellation Software, Inc.	5,185	10,742,842	4.23
Synopsys, Inc.*	32,816	14,288,415	5.63
		25,031,257	9.86
Automotive Parts & Equipment
Mobileye Global, Inc. - Cl. A*	87,226	3,351,223	1.32

Automotive Retail
O’Reilly Automotive, Inc.*	9,076	8,670,303	3.42

Biotechnology
Neurocrine Biosciences, Inc.*	64,223	6,056,229	2.39

Casinos & Gaming
Las Vegas Sands Corp.*	102,075	5,920,350	2.33

Communications Equipment
Arista Networks, Inc.*	38,901	6,304,296	2.48

Diversified Support Services
Cintas Corp.	22,184	11,027,223	4.34

Electrical Components & Equipment
AMETEK, Inc.	48,635	7,873,034	3.10

Electronic Components
Amphenol Corp. - Cl. A	132,175	11,228,266	4.42

Electronic Equipment & Instruments
Novanta, Inc.*	42,470	7,818,727	3.08

Financial Exchanges & Data
MSCI, Inc.	14,888	6,986,789	2.75

Health Care Equipment
GE HealthCare Technologies, Inc.	88,698	7,205,825	2.84
IDEXX Laboratories, Inc.*	14,839	7,452,591	2.93
		14,658,416	5.77

	Number of Shares	Value	Percent of Net Assets
Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	48,085	$4,998,917	1.97%

Homebuilding
Lennar Corp. - Cl. A	39,008	4,888,092	1.92
NVR, Inc.*	1,287	8,173,248	3.22
		13,061,340	5.14
Interactive Home Entertainment
Take-Two Interactive Software, Inc.*	20,647	3,038,413	1.20

IT Consulting & Other Services
Gartner, Inc.*	7,425	2,601,052	1.03

Leisure Products
Acushnet Holdings Corp.	145,062	7,931,990	3.12

Life Sciences Tools & Services
Mettler-Toledo International, Inc.*	5,734	7,520,944	2.96

Movies & Entertainment
Spotify Technology S.A.*	51,343	8,243,119	3.25

Other Specialty Retail
Five Below, Inc.*	11,557	2,271,413	0.90
Tractor Supply Company	11,297	2,497,766	0.98
		4,769,179	1.88
Passenger Airlines
Delta Air Lines, Inc.*	162,517	7,726,058	3.04
United Airlines Holdings, Inc.*	92,139	5,055,667	1.99
		12,781,725	5.03
Restaurants
Chipotle Mexican Grill, Inc.*	6,582	14,078,898	5.55

Semiconductor Materials & Equipment
KLA Corp.	21,400	10,379,428	4.09

Semiconductors
Marvell Technology, Inc.	56,386	3,370,755	1.33
Microchip Technology, Inc.	109,468	9,807,238	3.86
		13,177,993	5.19
Soft Drinks & Non-alcoholic Beverages
Celsius Holdings, Inc.*	51,635	7,703,426	3.03

Systems Software
Palo Alto Networks, Inc.*	39,964	10,211,202	4.02

	Number of Shares	Value	Percent of Net Assets
Trading Companies & Distributors
Watsco, Inc.	7,720	$2,944,948	1.16%

Transaction & Payment Processing Services
Toast, Inc. - Cl. A*	189,531	4,277,715	1.69

TOTAL COMMON STOCKS
(Cost $173,681,623)		252,733,928	99.54

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.02%#	2,946,970	2,946,970	1.16

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,946,970)		2,946,970	1.16

TOTAL INVESTMENTS
(Cost $176,628,593)		255,680,898	100.70

Liabilities, Less Cash and Other Assets		(1,773,506)	(0.70)

NET ASSETS		$253,907,392	100.00%

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	12,520	$1,810,164	4.43%
Safran S.A.	7,837	1,228,134	3.01
		3,038,298	7.44
Apparel, Accessories & Luxury Goods
Hermes International	568	1,234,672	3.02
LVMH Moet Hennessy Louis Vuitton S.E.	1,210	1,140,924	2.80
		2,375,596	5.82
Application Software
Constellation Software, Inc.	306	634,004	1.55
SAP S.E.	13,737	1,876,576	4.60
		2,510,580	6.15
Automobile Manufacturers
Ferrari N.V.	1,615	525,214	1.29

Automotive Parts & Equipment
Mobileye Global, Inc. - Cl. A*	23,772	913,320	2.24

Broadline Retail
MercadoLibre, Inc.*	353	418,164	1.02

Casinos & Gaming
Evolution A.B.	3,464	438,971	1.07

Consumer Electronics
Sony Group Corp.	11,600	1,047,134	2.56

Distillers & Vintners
Diageo PLC	23,041	990,554	2.42

Electronic Equipment & Instruments
Keyence Corp.	1,800	855,281	2.09

Health Care Supplies
Alcon, Inc.	17,173	1,424,713	3.49

Human Resource & Employment Services
Recruit Holdings Company Ltd.	13,300	424,474	1.04

	Number of Shares	Value	Percent of Net Assets
Industrial Conglomerates
Siemens A.G.	4,197	$699,644	1.71%

Industrial Gases
Air Liquide S.A.	4,757	853,097	2.09

Integrated Oil & Gas
TotalEnergies S.E.	11,641	668,247	1.64

Integrated Telecommunication Services
Cellnex Telecom S.A.	20,451	826,298	2.02
Deutsche Telekom A.G.	75,950	1,657,115	4.06
		2,483,413	6.08
Interactive Home Entertainment
Nintendo Co., Ltd.	28,600	1,303,826	3.19
Sea Ltd. ADR*	4,933	286,311	0.70
		1,590,137	3.89
Interactive Media & Services
Tencent Holdings Ltd.	22,400	949,786	2.33

Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	21,248	1,372,621	3.36

Life & Health Insurance
AIA Group Ltd.	113,200	1,149,715	2.81

Movies & Entertainment
Spotify Technology S.A.*	2,877	461,902	1.13

Packaged Foods & Meats
Nestlé S.A.	12,290	1,478,383	3.62

Personal Care Products
L’Oreal S.A.	1,782	831,261	2.04

Pharmaceuticals
AstraZeneca PLC	11,775	1,687,996	4.13
Dechra Pharmaceuticals PLC	8,352	391,111	0.96
Novo Nordisk A/S - Cl. B	10,296	1,663,213	4.07
		3,742,320	9.16
Property & Casualty Insurance
Intact Financial Corp.	6,500	1,003,593	2.46

Real Estate Services
FirstService Corp.	3,400	523,622	1.28

	Number of Shares	Value	Percent of Net Assets
Research & Consulting Services
Experian PLC	25,111	$963,785	2.36%

Semiconductor Materials & Equipment
ASML Holding N.V.	2,132	1,546,401	3.79

Semiconductors
Infineon Technologies A.G.	15,880	653,974	1.60
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	19,606	1,978,637	4.84
		2,632,611	6.44
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	21,861	1,408,504	3.45

Transaction & Payment Processing Services
Adyen N.V.*	227	393,089	0.96

TOTAL COMMON STOCKS
(Cost $29,879,210)		39,714,430	97.23

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.02%#	1,213,142	1,213,142	2.97

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,213,142)		1,213,142	2.97

TOTAL INVESTMENTS
(Cost $31,092,352)		40,927,572	100.20

Liabilities, Less Cash and Other Assets		(80,374)	(0.20)

NET ASSETS		$40,847,198	100.00%

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

International

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$418,164	1.02%
Canada	3,533,840	8.64
China/Hong Kong	2,099,501	5.13
Denmark	1,663,213	4.06
France	7,766,499	18.98
Germany	4,887,309	11.94
Israel	913,320	2.23
Italy	525,214	1.28
Japan	3,630,715	8.87
Netherlands	1,939,490	4.74
Singapore	286,311	0.70
Spain	826,298	2.02
Sweden	900,873	2.20
Switzerland	2,903,096	7.09
Taiwan	1,978,637	4.84
United Kingdom	5,441,950	13.30
United States(1)	1,213,142	2.96
	$40,927,572	100.00%

(1) Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	19,906	$2,878,045	1.61%

Apparel, Accessories & Luxury Goods
Hermes International	6,706	14,576,958	8.18

Application Software
Synopsys, Inc.*	14,612	6,362,211	3.57

Automobile Manufacturers
Tesla, Inc.*	26,484	6,932,717	3.89

Automotive Parts & Equipment
Mobileye Global, Inc. - Cl. A*	96,456	3,705,840	2.08

Automotive Retail
O’Reilly Automotive, Inc.*	5,809	5,549,338	3.11

Broadline Retail
Amazon.com, Inc.*	70,718	9,218,798	5.17

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	9,846	5,300,889	2.97

Homebuilding
Lennar Corp. - Cl. A	20,656	2,588,403	1.45

Industrial Conglomerates
Siemens A.G.	20,694	3,449,708	1.94

Integrated Telecommunication Services
Deutsche Telekom A.G.	340,906	7,438,059	4.17

Interactive Media & Services
Alphabet, Inc. - Cl. A*	48,678	5,826,756	3.27
Meta Platforms, Inc. - Cl. A*	38,118	10,939,104	6.14
		16,765,860	9.41
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	86,461	5,585,381	3.13

Managed Health Care
UnitedHealth Group, Inc.	8,906	4,280,580	2.40

	Number of Shares	Value	Percent of Net Assets
Passenger Airlines
Delta Air Lines, Inc.*	57,371	$2,727,417	1.53%

Personal Care Products
L’Oreal S.A.	14,543	6,783,964	3.81

Pharmaceuticals
AstraZeneca PLC	41,424	5,938,304	3.33
Eli Lilly & Company	17,291	8,109,133	4.55
Novo Nordisk A/S - Cl. B	44,193	7,138,924	4.00
		21,186,361	11.88
Restaurants
Chipotle Mexican Grill, Inc.*	3,247	6,945,333	3.90

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	11,333	8,213,592	4.61

Semiconductors
Advanced Micro Devices, Inc.*	52,873	6,022,763	3.38
NVIDIA Corp.	19,785	8,369,451	4.70
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	85,380	8,616,550	4.83
		23,008,764	12.91
Systems Software
Microsoft Corp.	26,317	8,961,991	5.03

Technology Hardware, Storage & Peripherals
Apple, Inc.	31,982	6,203,549	3.48

TOTAL COMMON STOCKS
(Cost $112,487,575)		178,663,758	100.23

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.02%#	251,573	251,573	0.14

TOTAL SHORT-TERM INVESTMENTS
(Cost $251,573)		251,573	0.14

TOTAL INVESTMENTS
(Cost $112,739,148)		178,915,331	100.37

Liabilities, Less Cash and Other Assets		(653,725)	(0.37)

NET ASSETS		$178,261,606	100.00%

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Global

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$5,585,381	3.12%
Denmark	7,138,924	3.99
France	24,238,967	13.55
Germany	10,887,767	6.08
Israel	3,705,840	2.07
Netherlands	8,213,592	4.59
Taiwan	8,616,550	4.82
United Kingdom	5,938,304	3.32
United States(1)	104,590,006	58.46
	$178,915,331	100.00%

(1) Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act (“Rule 2a-5”)), in accordance with established procedures and under the general oversight of the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

Securities for which market quotations are not readily available will have a fair value determined by the Adviser, as the Board’s valuation designee, in accordance with procedures established by the Adviser, approved by the Chief Compliance Officer, and ratified by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Funds’ procedures.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•      Level 1 – unadjusted quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•      Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. In accordance with established procedures and under the general oversight of the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios that had a fair valuation adjustment factor applied to their equity prices at the end of the reporting period are categorized as Level 2. There were no transfers into or out of Level 3 during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2023.

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Communication Services	$102,022,407	$-	$-	$102,022,407
Consumer Discretionary	106,436,717	-	-	106,436,717
Consumer Staples	23,230,020	-	-	23,230,020
Financials	48,939,531	-	-	48,939,531
Health Care	62,239,925	-	-	62,239,925
Industrials	21,572,511	-	-	21,572,511
Information Technology	304,378,359	-	-	304,378,359
Materials	27,298,111	-	-	27,298,111
Short-term Investments	18,134,180	-	-	18,134,180
				$714,251,761
Marsico Growth Fund
Assets
Common Stocks
Communication Services	44,397,637	-	-	44,397,637
Consumer Discretionary	39,461,241	-	-	39,461,241
Consumer Staples	13,471,432	-	-	13,471,432
Financials	26,699,773	-	-	26,699,773
Health Care	33,434,443	-	-	33,434,443
Industrials	13,870,699	-	-	13,870,699
Information Technology	120,383,553	-	-	120,383,553
Materials	3,079,235	-	-	3,079,235
Short-term Investments	8,324,079	-	-	8,324,079
				$303,122,092
Marsico Midcap Growth Focus Fund
Assets
Common Stocks
Communication Services	11,281,532	-	-	11,281,532
Consumer Discretionary	62,782,200	-	-	62,782,200
Consumer Staples	7,703,426	-	-	7,703,426
Financials	11,264,504	-	-	11,264,504
Health Care	28,235,589	-	-	28,235,589
Industrials	44,714,456	-	-	44,714,456
Information Technology	86,752,221	-	-	86,752,221
Short-term Investments	2,946,970	-	-	2,946,970
				$255,680,898
Marsico International Opportunities Fund
Assets
Common Stocks
Communication Services	748,213	4,737,025	-	$5,485,238
Consumer Discretionary	1,856,698	3,861,701	-	5,718,399
Consumer Staples	1,408,504	3,300,198	-	4,708,702
Energy	-	668,247	-	668,247
Financials	1,003,593	1,542,804	-	2,546,397
Health Care	-	5,167,033	-	5,167,033
Industrials	-	5,126,201	-	5,126,201
Information Technology	3,985,262	4,932,232	-	8,917,494
Materials	-	853,097	-	853,097
Real Estate	523,622	-	-	523,622
Short-term Investments	1,213,142	-	-	1,213,142
				$40,927,572
Marsico Global Fund
Assets
Common Stocks
Communication Services	16,765,860	7,438,059	-	24,203,919
Consumer Discretionary	34,940,429	14,576,958	-	49,517,387
Consumer Staples	5,300,889	6,783,964	-	12,084,853
Health Care	12,389,713	13,077,228	-	25,466,941
Industrials	2,727,417	6,327,753	-	9,055,170
Information Technology	58,335,488	-	-	58,335,488
Short-term Investments	251,573	-	-	251,573
				$178,915,331

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2020-2023 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$405,614,242	$193,859,236	$176,629,127	$31,147,794	$112,800,148

Gross Unrealized Appreciation	$309,227,391	$109,749,105	$81,410,885	$10,431,966	$67,219,212
Gross Unrealized Depreciation	(589,872)	(486,249)	(2,359,114)	(652,188)	(1,104,029)

Net Unrealized Appreciation on Investments	$308,637,519	$109,262,856	$79,051,771	$9,779,778	$66,115,183

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.